Organization and Basis of Presentation (Details)	6 Months Ended
Apr. 30, 2023 CNY (¥)
Organization and Basis of Presentation (Details) [Line Items]
Equity interest	10.00%
Share pledge agreement description	On November 10, 2022, with approval of Jiuzi WFOE and approval of the board of directors of Zhejiang Jiuzi, Zhejiang Jiuzi issued 0.1% equity interest in Zhejiang Jiuzi to a third-party investor.
Zhejiang Jiuzi [Member]
Organization and Basis of Presentation (Details) [Line Items]
Equity interest percentage	59.00%
Shangli Jiuzi [Member]
Organization and Basis of Presentation (Details) [Line Items]
Equity interest percentage	41.00%
Zhejiang Jiuzi [Member]
Organization and Basis of Presentation (Details) [Line Items]
Equity interest	100.00%
Zhejiang Jiuzi [Member] | Guangxi Nanning [Member]
Organization and Basis of Presentation (Details) [Line Items]
Equity interest	90.00%
Hangzhou Zhitongche [Member]
Organization and Basis of Presentation (Details) [Line Items]
Equity interest	51.00%
Investor [Member]
Organization and Basis of Presentation (Details) [Line Items]
Equity interest	49.00%
Hangzhou Jiuzi Haoche Technology Co., Ltd [Member]
Organization and Basis of Presentation (Details) [Line Items]
Registered capital (in Yuan Renminbi)	¥ 5,000,000